UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 4.2%
Honeywell International, Inc.	566,341	$77,090,337
MTU Aero Engines AG	152,229	22,336,867
United Technologies Corp.	278,271	32,994,592

		$132,421,796
Airlines - 0.8%
Aena S.A.	131,817	$25,786,430

Alcoholic Beverages - 6.4%
AmBev S.A.	2,816,078	$17,293,727
Carlsberg Group	237,272	26,381,391
Diageo PLC	2,037,094	65,809,357
Heineken N.V.	315,654	32,946,590
Pernod Ricard S.A.	440,266	61,109,163

		$203,540,228
Apparel Manufacturers - 3.5%
Burberry Group PLC	858,015	$19,369,632
Compagnie Financiere Richemont S.A.	372,560	31,651,899
LVMH Moet Hennessy Louis Vuitton SE	235,029	59,178,953

		$110,200,484
Automotive - 1.1%
Delphi Automotive PLC	229,679	$20,767,575
Harley-Davidson, Inc.	289,014	14,066,311

		$34,833,886
Broadcasting - 4.4%
Omnicom Group, Inc.	239,781	$18,880,356
Walt Disney Co.	591,346	65,006,666
WPP Group PLC	2,760,147	56,301,268

		$140,188,290
Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG	155,684	$16,293,850
Franklin Resources, Inc.	645,878	28,922,417

		$45,216,267
Business Services - 5.8%
Accenture PLC, “A”	564,720	$72,747,230
Adecco S.A.	308,237	23,525,405
Brenntag AG	219,833	12,477,126
Cognizant Technology Solutions Corp., “A”	322,614	22,363,602
Compass Group PLC	1,630,439	34,784,923
PayPal Holdings, Inc. (a)	335,814	19,661,910

		$185,560,196
Cable TV - 2.0%
Charter Communications, Inc., “A” (a)	57,083	$22,371,399
Comcast Corp., “A”	549,683	22,234,677
Sky PLC	1,400,713	17,834,172

		$62,440,248

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.7%
3M Co.	259,634	$52,230,572
Monsanto Co.	289,503	33,819,740

		$86,050,312
Computer Software - 2.5%
Check Point Software Technologies Ltd. (a)	274,932	$29,082,307
Oracle Corp.	1,036,918	51,773,316

		$80,855,623
Consumer Products - 6.6%
Colgate-Palmolive Co.	502,004	$36,244,689
Coty, Inc., “A”	2,430,049	49,767,404
Essity AB (a)	1,987,546	57,628,938
Reckitt Benckiser Group PLC	682,587	66,365,603

		$210,006,634
Electrical Equipment - 2.9%
Amphenol Corp.	261,796	$20,058,810
Legrand S.A.	382,783	26,463,289
Schneider Electric S.A.	466,014	36,603,130
W.W. Grainger, Inc.	61,510	10,256,177

		$93,381,406
Electronics - 2.0%
Hoya Corp.	380,500	$21,488,439
Microchip Technology, Inc.	170,079	13,613,123
Samsung Electronics Co. Ltd.	13,722	29,551,870

		$64,653,432
Entertainment - 1.9%
Time Warner, Inc.	579,317	$59,333,647

Food & Beverages - 5.3%
Danone S.A.	750,655	$56,063,376
Kellogg Co.	483,598	32,884,664
Nestle S.A.	958,699	81,002,853

		$169,950,893
Food & Drug Stores - 0.4%
Sally Beauty Holdings, Inc.	625,817	$12,660,278

Gaming & Lodging - 0.8%
Marriott International, Inc., “A”	118,231	$12,318,488
Sands China Ltd.	1,303,200	6,048,164
Wynn Resorts Ltd.	52,607	6,804,189

		$25,170,841
Insurance - 0.3%
Swiss Re Ltd.	110,024	$10,610,412

Internet - 0.9%
eBay, Inc. (a)	752,611	$26,890,791

Machinery & Tools - 0.7%
Kubota Corp.	1,338,000	$23,296,213

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 6.5%
Bank of New York Mellon Corp.	1,021,233	$54,155,986
Erste Group Bank AG	336,476	13,987,017
Goldman Sachs Group, Inc.	137,581	31,001,127
State Street Corp.	670,113	62,474,635
UBS Group AG	2,600,056	45,227,718

		$206,846,483
Medical Equipment - 13.4%
Abbott Laboratories	773,691	$38,050,123
Cooper Cos., Inc.	139,893	34,115,706
Dentsply Sirona, Inc.	193,182	11,983,079
Medtronic PLC	903,388	75,857,490
Sonova Holding AG	84,180	13,659,281
Stryker Corp.	454,978	66,927,264
Thermo Fisher Scientific, Inc.	530,744	93,161,494
Waters Corp. (a)	154,782	26,845,390
Zimmer Biomet Holdings, Inc.	532,363	64,586,279

		$425,186,106
Network & Telecom - 0.6%
Cisco Systems, Inc.	623,030	$19,594,294

Oil Services - 1.1%
National Oilwell Varco, Inc.	246,100	$8,049,931
NOW, Inc. (a)	143,723	2,289,507
Schlumberger Ltd.	368,110	25,252,346

		$35,591,784
Other Banks & Diversified Financials - 4.8%
American Express Co.	501,892	$42,776,255
Grupo Financiero Banorte S.A. de C.V.	1,696,689	11,248,040
Julius Baer Group Ltd.	328,623	18,590,080
Kasikornbank PLC	1,164,380	6,928,230
Komercni Banka A.S.	72,294	3,118,053
Visa, Inc., “A”	711,951	70,881,842

		$153,542,500
Pharmaceuticals - 5.6%
Bayer AG	708,018	$89,807,955
Johnson & Johnson	99,348	13,185,467
Merck KGaA	221,491	24,345,367
Roche Holding AG	202,145	51,197,384

		$178,536,173
Railroad & Shipping - 2.8%
Canadian National Railway Co.	688,446	$54,401,003
Kansas City Southern Co.	323,454	33,377,218

		$87,778,221
Restaurants - 0.6%
Whitbread PLC	354,282	$17,987,078

Specialty Chemicals - 3.9%
Akzo Nobel N.V.	505,847	$45,761,953
L’Air Liquide S.A.	134,009	16,450,953

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Linde AG	211,856	$40,578,652
Praxair, Inc.	162,514	21,152,822

		$123,944,380
Specialty Stores - 0.9%
AutoZone, Inc. (a)	26,314	$14,204,823
Hermes International	12,953	6,562,850
Urban Outfitters, Inc. (a)	468,903	9,185,810

		$29,953,483
Trucking - 1.6%
United Parcel Service, Inc., “B”	457,144	$50,418,412
Total Common Stocks		$3,132,427,221

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.08% (v)	44,879,253	$44,879,253
Total Investments		$3,177,306,474

Other Assets, Less Liabilities - 0.2%		6,506,061
Net Assets - 100.0%		$3,183,812,535

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,132,427,221	$—	$—	$3,132,427,221
Mutual Funds	44,879,253	—	—	44,879,253
Total Investments	$3,177,306,474	$—	$—	$3,177,306,474

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,215,483,129
Gross unrealized appreciation	986,098,023
Gross unrealized depreciation	(24,274,678)
Net unrealized appreciation (depreciation)	$961,823,345

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,360,312	465,397,553	(458,878,612)	44,879,253

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,730)	$—	$201,733	$44,879,253

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

United States	55.2%
United Kingdom	8.7%
Switzerland	8.7%
France	8.2%
Germany	6.5%
Netherlands	2.5%
Sweden	1.8%
Canada	1.7%
Japan	1.4%
Other Countries	5.3%

6

QUARTERLY REPORT

July 31, 2017

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 58.3%
Aerospace - 1.6%
Honeywell International, Inc.	108,183	$14,725,870
Lockheed Martin Corp.	47,639	13,916,781
United Technologies Corp.	43,156	5,117,007

		$33,759,658
Airlines - 0.2%
Air Canada (a)	310,081	$4,931,948

Alcoholic Beverages - 1.1%
Heineken N.V.	115,639	$12,069,895
Pernod Ricard S.A.	80,692	11,200,094

		$23,269,989
Apparel Manufacturers - 0.2%
Compagnie Financiere Richemont S.A.	51,077	$4,339,392

Automotive - 0.9%
Delphi Automotive PLC	49,359	$4,463,041
General Motors Co.	140,216	5,044,972
Hyundai Motor Co.	10,535	1,365,064
Magna International, Inc.	94,189	4,492,062
USS Co. Ltd.	120,000	2,424,056

		$17,789,195
Biotechnology - 0.2%
Celgene Corp. (a)	34,623	$4,688,300

Broadcasting - 0.4%
Omnicom Group, Inc.	98,471	$7,753,606

Brokerage & Asset Managers - 0.4%
BlackRock, Inc.	16,395	$6,992,959
Daiwa Securities Group, Inc.	315,000	1,817,511

		$8,810,470
Business Services - 3.9%
Accenture PLC, “A”	139,777	$18,006,073
Amadeus IT Group S.A.	144,152	8,883,890
Bunzl PLC	181,572	5,481,272
Compass Group PLC	554,284	11,825,482
DXC Technology Co.	102,275	8,016,315
Equifax, Inc.	20,442	2,973,084
Experian Group Ltd.	184,491	3,668,301
Fidelity National Information Services, Inc.	50,247	4,583,531
Nomura Research Institute Ltd.	193,100	7,233,915
Secom Co. Ltd.	81,500	6,118,876
SGS S.A.	1,989	4,397,830

		$81,188,569
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	24,719	$9,687,623
Comcast Corp., “A”	318,093	12,866,862

		$22,554,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.2%
3M Co.	94,163	$18,942,771
Givaudan S.A.	4,514	8,986,452
LyondellBasell Industries N.V., “A”	17,210	1,550,449
Monsanto Co.	21,225	2,479,505
Orica Ltd.	192,413	3,061,675
PPG Industries, Inc.	110,555	11,635,914

		$46,656,766
Computer Software - 0.8%
Cadence Design Systems, Inc. (a)	272,599	$10,058,903
Check Point Software Technologies Ltd. (a)	54,908	5,808,168

		$15,867,071
Computer Software - Systems - 0.5%
Hon Hai Precision Industry Co. Ltd.	1,360,500	$5,294,125
International Business Machines Corp.	38,438	5,560,825

		$10,854,950
Construction - 0.8%
Bellway PLC	50,258	$2,115,302
Geberit AG	6,400	3,079,042
Owens Corning	38,833	2,603,753
Sherwin-Williams Co.	17,730	5,979,797
Stanley Black & Decker, Inc.	15,857	2,230,921

		$16,008,815
Consumer Products - 2.6%
Coty, Inc., “A”	119,956	$2,456,699
Essity AB (a)	108,872	3,156,746
Kao Corp.	216,500	13,185,006
Kobayashi Pharmaceutical Co. Ltd.	86,000	5,351,354
Kose Corp.	22,000	2,450,542
Procter & Gamble Co.	165,793	15,057,320
Reckitt Benckiser Group PLC	135,016	13,127,144

		$54,784,811
Containers - 0.3%
Brambles Ltd.	723,928	$5,351,275
Crown Holdings, Inc. (a)	29,080	1,729,388

		$7,080,663
Electrical Equipment - 2.2%
IMI PLC	107,732	$1,709,963
Johnson Controls International PLC	254,519	9,913,515
Legrand S.A.	81,223	5,615,264
OMRON Corp.	95,700	4,783,047
Schneider Electric S.A.	160,423	12,600,445
Siemens AG	73,162	9,938,403
Spectris PLC	70,936	2,302,387

		$46,863,024
Electronics - 3.3%
Analog Devices, Inc.	44,742	$3,535,065
Halma PLC	229,044	3,321,185
Hirose Electric Co. Ltd.	28,845	3,935,134
Intel Corp.	128,054	4,542,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
NVIDIA Corp.	11,872	$1,929,319
Samsung Electronics Co. Ltd.	3,600	7,753,005
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	734,930	26,428,083
Texas Instruments, Inc.	207,194	16,861,448

		$68,305,314
Energy - Independent - 0.4%
Occidental Petroleum Corp.	56,260	$3,484,182
Valero Energy Corp.	61,930	4,271,312

		$7,755,494
Energy - Integrated - 1.7%
BP PLC	928,810	$5,463,154
Chevron Corp.	39,922	4,359,083
China Petroleum & Chemical Corp.	2,498,000	1,896,495
Exxon Mobil Corp.	143,365	11,474,935
Galp Energia SGPS S.A.	241,437	3,869,910
LUKOIL PJSC, ADR	74,816	3,484,181
Suncor Energy, Inc.	141,598	4,619,042

		$35,166,800
Engineering - Construction - 0.4%
Bouygues	79,146	$3,395,904
VINCI S.A.	44,438	3,984,356

		$7,380,260
Entertainment - 0.3%
Time Warner, Inc.	53,924	$5,522,896

Food & Beverages - 2.9%
Danone S.A.	85,311	$6,371,532
General Mills, Inc.	196,609	10,943,257
J.M. Smucker Co.	24,982	3,045,306
Marine Harvest A.S.A.	354,305	6,601,383
Nestle S.A.	304,382	25,717,989
P/f Bakkafrost	25,693	1,009,375
Tyson Foods, Inc., “A”	99,429	6,299,821

		$59,988,663
Food & Drug Stores - 0.7%
CVS Health Corp.	126,737	$10,130,088
Wesfarmers Ltd.	116,505	3,796,199

		$13,926,287
Gaming & Lodging - 0.2%
Sands China Ltd.	709,600	$3,293,261

Health Maintenance Organizations - 0.2%
Cigna Corp.	25,157	$4,366,249

Insurance - 3.8%
Aon PLC	98,892	$13,663,908
Athene Holding Ltd. (a)	69,450	3,509,309
Chubb Ltd.	42,273	6,191,304
Fairfax Financial Holdings Ltd.	15,279	7,285,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hiscox Ltd.	135,808	$2,325,822
Legal & General Group PLC	594,385	2,104,877
MetLife, Inc.	220,424	12,123,320
Prudential Financial, Inc.	44,678	5,058,890
Swiss Re Ltd.	21,715	2,094,135
Travelers Cos., Inc.	95,582	12,243,098
Zurich Insurance Group AG	40,744	12,421,874

		$79,022,295
Machinery & Tools - 0.3%
Illinois Tool Works, Inc.	41,752	$5,874,924

Major Banks - 5.4%
Bank of New York Mellon Corp.	158,495	$8,404,990
BNP Paribas	56,175	4,360,403
BOC Hong Kong Holdings Ltd.	692,500	3,408,950
Canadian Imperial Bank of Commerce	44,138	3,831,253
China Construction Bank	9,406,000	7,827,495
Goldman Sachs Group, Inc.	30,432	6,857,242
JPMorgan Chase & Co.	220,073	20,202,701
PNC Financial Services Group, Inc.	39,717	5,115,550
Royal Bank of Canada	61,829	4,609,970
State Street Corp.	66,242	6,175,742
Sumitomo Mitsui Financial Group, Inc.	50,700	1,929,217
Svenska Handelsbanken AB	762,401	11,350,368
Toronto-Dominion Bank	52,584	2,710,707
UBS Group AG	631,919	10,992,169
Wells Fargo & Co.	273,123	14,732,255

		$112,509,012
Medical & Health Technology & Services - 0.2%
HCA Healthcare, Inc. (a)	64,888	$5,213,102

Medical Equipment - 1.3%
Abbott Laboratories	178,105	$8,759,204
Danaher Corp.	53,721	4,377,724
Medtronic PLC	129,227	10,851,191
Thermo Fisher Scientific, Inc.	19,794	3,474,441

		$27,462,560
Metals & Mining - 0.5%
Rio Tinto PLC	229,639	$10,665,096

Natural Gas - Distribution - 0.3%
Engie	402,110	$6,476,222

Natural Gas - Pipeline - 0.2%
Williams Partners LP	97,018	$4,019,456

Network & Telecom - 0.2%
Cisco Systems, Inc.	132,564	$4,169,138

Oil Services - 0.3%
Schlumberger Ltd.	100,933	$6,924,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 1.4%
Agricultural Bank of China	2,888,000	$1,349,567
American Express Co.	50,598	4,312,468
Citigroup, Inc.	34,046	2,330,449
DBS Group Holdings Ltd.	207,400	3,308,850
ING Groep N.V.	425,931	7,974,194
U.S. Bancorp	207,729	10,963,937

		$30,239,465
Pharmaceuticals - 4.8%
Bayer AG	119,468	$15,153,819
Eli Lilly & Co.	117,381	9,702,713
Johnson & Johnson	158,246	21,002,409
Merck & Co., Inc.	180,008	11,498,911
Novartis AG	131,518	11,207,491
Pfizer, Inc.	485,160	16,087,906
Roche Holding AG	40,402	10,232,638
Santen Pharmaceutical Co. Ltd.	360,900	5,097,023

		$99,982,910
Printing & Publishing - 0.6%
Moody’s Corp.	53,601	$7,055,500
RELX N.V.	232,392	4,891,378

		$11,946,878
Railroad & Shipping - 0.2%
Canadian National Railway Co.	32,570	$2,573,681
Union Pacific Corp.	23,056	2,373,846

		$4,947,527
Real Estate - 1.3%
Cheung Kong Property Holdings Ltd.	273,000	$2,210,689
Deutsche Wohnen AG	391,804	15,530,931
Medical Properties Trust, Inc., REIT	333,732	4,331,841
Public Storage, Inc., REIT	9,630	1,979,639
Starwood Property Trust, Inc., REIT	107,918	2,378,513

		$26,431,613
Restaurants - 0.0%
Greggs PLC	59,396	$862,038

Specialty Chemicals - 0.6%
Akzo Nobel N.V.	58,246	$5,269,282
PTT Global Chemical PLC	2,493,900	5,414,760
Sika AG	170	1,171,777

		$11,855,819
Specialty Stores - 0.2%
Gap, Inc.	203,511	$4,849,667

Telecommunications - Wireless - 0.9%
KDDI Corp.	517,900	$13,717,339
SK Telecom Co. Ltd.	4,512	1,120,894
SoftBank Group Corp.	27,300	2,218,272
Vodafone Group PLC	954,714	2,796,422

		$19,852,927

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Telephone Services - 0.9%
AT&T, Inc.		39,773	$1,551,147
Nippon Telegraph & Telephone Corp.		70,100	3,427,267
TDC A.S.		506,809	3,126,085
Telefonica S.A.		152,353	1,724,198
Verizon Communications, Inc.		190,165	9,203,986

			$19,032,683
Tobacco - 3.3%
Altria Group, Inc.		211,692	$13,753,629
British American Tobacco PLC		144,045	8,958,147
Imperial Brands PLC		36,786	1,514,306
Japan Tobacco, Inc.		452,400	15,733,154
Philip Morris International, Inc.		248,663	29,021,459

			$68,980,695
Trucking - 0.7%
United Parcel Service, Inc., “B”		72,563	$8,002,973
Yamato Holdings Co. Ltd.		297,000	5,967,209

			$13,970,182
Utilities - Electric Power - 1.4%
American Electric Power Co., Inc.		107,685	$7,596,100
Energias de Portugal S.A.		666,307	2,366,323
Exelon Corp.		253,980	9,737,593
SSE PLC		339,396	6,175,149
Xcel Energy, Inc.		69,867	3,305,408

			$29,180,573
Total Common Stocks			$1,217,375,722

Bonds - 32.5%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$795,000	$827,141

Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$1,023,988

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$1,604,000	$1,614,772

Asset-Backed & Securitized - 2.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.464%, 7/15/2026 (n)		$3,177,000	$3,177,775
Cent CLO LP, 2013-17A, “A1”, FRN, 2.611%, 1/30/2025 (n)		941,666	942,241
Cent CLO LP, 2014-21A, “A1”, FRN, 2.527%, 7/27/2026 (n)		2,164,336	2,167,592
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.376%, 3/15/2028 (n)		1,632,469	1,642,927
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.226%, 6/15/2028 (z)		1,397,235	1,403,202
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,092,981
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		1,372,000	1,368,600
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.404%, 7/15/2025 (n)		1,480,401	1,482,679
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.464%, 10/15/2026 (n)		2,966,973	2,972,803
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.954%, 1/17/2026 (n)		3,092,916	3,099,449
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.626%, 1/15/2020		5,562,000	5,568,558
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,362,131
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.464%, 4/25/2025 (n)		1,299,669	1,300,398
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		579,493	579,259

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		$2,620,000	$2,716,974
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		1,048,215	1,083,601
Octagon Investment Partners XV, Ltd., FRN, 2.764%, 10/25/2025 (n)		3,933,959	3,933,943
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,409,494
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,027,491

			$41,332,098
Automotive - 0.4%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	800,000	$946,701
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,375,000	1,693,796
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,350,000	1,619,193
General Motors Co., 6.6%, 4/01/2036		$916,000	1,076,632
General Motors Financial Co., Inc., 4.35%, 1/17/2027		525,000	535,021
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	547,982
Valeo S.A., 1.625%, 3/18/2026	EUR	400,000	490,851
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FRN to 12/14/2065	EUR	600,000	695,187

			$7,605,363
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$432,000	$470,767

Broadcasting - 0.2%
Omnicom Group, Inc., 3.65%, 11/01/2024		$210,000	$216,928
Omnicom Group, Inc., 3.6%, 4/15/2026		890,000	903,011
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	860,000	1,084,149
Relx Finance B.V., 1%, 3/22/2024	EUR	600,000	717,050
SES S.A., 3.6%, 4/04/2023 (n)		$635,000	643,573
Time Warner, Inc., 3.8%, 2/15/2027		1,327,000	1,341,616

			$4,906,327
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/2025		$991,000	$1,002,076
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	544,596
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	931,347
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	732,354
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		1,150,000	1,159,620

			$4,369,993
Building - 0.3%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	700,000	$893,047
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	827,095
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	425,169
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	545,098
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	1,001,021
Owens Corning, 4.2%, 12/15/2022		$1,053,000	1,118,227
Owens Corning, 3.4%, 8/15/2026		906,000	894,111

			$5,703,768
Business Services - 0.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,221,381
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		320,000	335,594
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	210,000	248,184
Fidelity National Information Services, Inc., 5%, 10/15/2025		$114,000	128,463
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	1,011,168
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		516,000	531,158

			$3,475,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 0.4%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$2,231,000	$2,610,109
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	596,060
Cox Communications, Inc., 4.6%, 8/15/2047 (z)		1,347,000	1,346,921
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	899,079
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	793,602
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	618,185
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,150,730

			$8,014,686
Chemicals - 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$1,003,523
LYB International Finance B.V., 4%, 7/15/2023		336,000	358,697
LyondellBasell Industries N.V., 5%, 4/15/2019		299,000	312,198
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	710,000	824,638

			$2,499,056
Computer Software - 0.3%
Microsoft Corp., 1.55%, 8/08/2021		$3,936,000	$3,871,957
Microsoft Corp., 4.1%, 2/06/2037		1,301,000	1,401,869
Oracle Corp., 3.4%, 7/08/2024		837,000	872,486

			$6,146,312
Computer Software - Systems - 0.1%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,634,126
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	614,977
Apple, Inc., 4.25%, 2/09/2047		$348,000	368,294

			$2,617,397
Conglomerates - 0.1%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	470,000	$557,767
Johnson Controls International PLC, 4.5%, 2/15/2047		$284,000	303,592
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		727,000	751,941
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	971,022

			$2,584,322
Consumer Products - 0.3%
Essity AB, 1.625%, 3/30/2027	EUR	1,100,000	$1,317,116
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	600,000	796,436
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	772,060
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		2,832,000	2,811,431

			$5,697,043
Consumer Services - 0.3%
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	700,000	$832,727
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,100,000	1,331,015
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	430,356
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,400,000	1,667,164
Visa, Inc., 2.8%, 12/14/2022		$2,345,000	2,396,545

			$6,657,807
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/2022	GBP	525,000	$778,356

Electronics - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$2,885,000	$2,961,092
Intel Corp., 3.15%, 5/11/2027		2,147,000	2,171,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., 2.375%, 12/17/2018		$522,000	$525,253
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,225,342

			$6,883,519
Emerging Market Quasi-Sovereign - 0.7%
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027		$3,379,000	$3,509,832
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		3,486,000	3,552,884
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,590,000	1,767,730
Pertamina PT, 6%, 5/03/2042 (n)		3,240,000	3,572,968
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		372,000	409,572
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,636,000	1,636,581

			$14,449,567
Emerging Market Sovereign - 0.4%
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	$3,529,135
Republic of Indonesia, 2.875%, 7/08/2021	EUR	200,000	253,653
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	507,306
Republic of Indonesia, 7%, 5/15/2022	IDR	53,515,000,000	4,056,601
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	638,000	769,426

			$9,116,121
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,537,542

Energy - Integrated - 0.1%
BP Capital Markets PLC, 1.117%, 1/25/2024	EUR	1,000,000	$1,210,665

Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	1,180,000	$1,488,254

Financial Institutions - 0.1%
AerCap Ireland Capital Co., 3.65%, 7/21/2027		$1,592,000	$1,581,297
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		569,000	600,721

			$2,182,018
Food & Beverages - 0.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$774,011
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,093,180
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		376,000	399,065
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,298,063
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		589,000	651,174
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	850,000	1,023,553
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,283,335
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,998,301
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	1,000,000	1,217,538
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$128,000	138,780
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	529,550
PepsiCo, Inc., 2.15%, 10/14/2020		2,276,000	2,297,233
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,714,800
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	281,888
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	310,034

			$16,010,505
Food & Drug Stores - 0.1%
CVS Health Corp., 2.125%, 6/01/2021		$1,527,000	$1,517,429
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,042,000	1,060,735

			$2,578,164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,293,000	$1,421,893

Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,553,493

Insurance - 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	430,000	$516,008
BUPA Finance PLC, 2%, 4/05/2024	GBP	700,000	926,364
Hiscox Ltd., 6.125% to 11/24/2025, FRN to 11/24/2045	GBP	500,000	751,728
NN Group N.V. , 4.625% to 4/08/2024, FRN to 4/08/2044	EUR	500,000	664,350

			$2,858,450
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,106,056
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,573,157

			$2,679,213
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$708,109
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	700,000	767,893
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$475,000	527,721
Chubb Corp., FRN, 3.554%, 3/29/2067		730,000	727,719
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	287,254
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		958,000	1,028,226
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	500,000	639,247
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	357,978
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$293,000	295,738
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	517,883
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	564,521
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	443,602
XLIT Ltd., 3.25% to 6/29/2027, FRN to 6/29/2047	EUR	1,120,000	1,327,513

			$8,193,404
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	$756,315
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	256,074
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	677,865
Statoil A.S.A., FRN, 1.472%, 5/15/2018		477,000	477,899
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,443,717

			$3,611,870
International Market Sovereign - 12.0%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	13,737,000	$12,473,415
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	1,033,468
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,617,000	3,961,951
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	5,017,000	6,028,211
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	837,000	1,646,951
Federal Republic of Germany, 4%, 1/04/2037	EUR	1,750,000	3,150,797
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	6,165,809
Government of Canada, 2.5%, 6/01/2024	CAD	4,040,000	3,370,593
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	4,966,524
Government of Canada, 4%, 6/01/2041	CAD	2,260,000	2,301,910
Government of Japan, 1.8%, 3/20/2043	JPY	854,800,000	9,598,928
Government of Japan, 0.4%, 9/20/2025	JPY	1,180,000,000	11,031,279
Government of Japan, 0.3%, 12/20/2025	JPY	43,100,000	399,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.2%, 9/20/2027	JPY	1,823,700,000	$20,055,820
Government of Japan, 1.7%, 9/20/2032	JPY	1,310,550,000	14,286,772
Government of Japan, 1.5%, 3/20/2034	JPY	1,932,700,000	20,586,248
Government of Japan, 2.4%, 3/20/2037	JPY	849,500,000	10,300,722
Government of Japan, 2%, 3/20/2052	JPY	197,000,000	2,326,189
Kingdom of Belgium, 4%, 3/28/2032	EUR	4,256,000	6,967,480
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	3,500,000	5,539,990
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	19,750,000	3,497,956
Kingdom of Spain, 5.4%, 1/31/2023	EUR	4,819,000	7,233,760
Kingdom of Spain, 2.75%, 10/31/2024	EUR	4,600,000	6,127,488
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,202,000	3,522,732
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	3,725,000	6,583,782
Republic of Austria, 1.75%, 10/20/2023	EUR	2,820,000	3,688,412
Republic of France, 1.75%, 5/25/2023	EUR	3,452,000	4,483,601
Republic of France, 6%, 10/25/2025	EUR	6,619,000	11,349,826
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	3,383,931
Republic of France, 4.5%, 4/25/2041	EUR	936,000	1,744,183
Republic of Ireland, 5.4%, 3/13/2025	EUR	504,000	809,049
Republic of Italy, 5.5%, 9/01/2022	EUR	11,085,000	16,108,693
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	9,167,379
United Kingdom Treasury, 5%, 3/07/2018	GBP	3,229,000	4,381,762
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,329,000	3,970,963
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	3,069,000	5,235,244
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	696,000	1,240,377
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,886,000	3,470,555
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,855,000	4,816,794
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,414,795
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,558,467

			$249,982,522
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$673,098
Province of British Columbia, 2.3%, 6/18/2026	CAD	1,895,000	1,480,540

			$2,153,638
Major Banks - 1.9%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$531,816
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	640,520
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	2,253,776
Bank of America Corp., 2.625%, 4/19/2021		3,368,000	3,397,989
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,433,025
Bank of America Corp., 3.248%, 10/21/2027		1,844,000	1,795,706
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	1,031,334
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	400,000	540,193
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	347,834
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,428,083
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	644,798
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,330,771
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		2,018,000	2,059,066
HSBC Bank PLC, FRN, 1.822%, 5/15/2018 (n)		1,116,000	1,120,312
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,129,367
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065		1,213,000	1,272,255
JPMorgan Chase & Co., 4.25%, 10/15/2020		2,134,000	2,275,273
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,666,655
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,769,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		$1,187,000	$1,194,736
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		1,249,000	1,302,707
Morgan Stanley, 2.2%, 12/07/2018		720,000	723,866
Morgan Stanley, 2.5%, 4/21/2021		860,000	862,692
Morgan Stanley, 5.5%, 7/28/2021		490,000	545,369
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,186,068
Morgan Stanley, 2.625%, 3/09/2027	GBP	640,000	858,090
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,616,887
Nationwide Building Society, 1.25%, 3/03/2025	EUR	710,000	858,177
Nordea Bank AB, 1% to 9/07/2021, FRN to 9/07/2026	EUR	600,000	714,243
PNC Bank N.A., 2.6%, 7/21/2020		$857,000	871,903
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	1,470,003
Wells Fargo & Co., 3.3%, 9/09/2024		$500,000	510,080
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	677,432

			$40,060,085
Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	930,000	$1,105,070
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	962,671
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,059,214
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	666,667
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,904,526
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	605,222

			$6,303,370
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$3,390,000	$3,553,801

Metals & Mining - 0.2%
Barrick Gold Corp., 4.1%, 5/01/2023		$775,000	$839,651
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	612,080
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,227,552
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	836,532

			$3,515,815
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$708,996
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,744,012
Enbridge, Inc., 5.5%, 12/01/2046		1,200,000	1,381,650
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,349,467
Enterprise Products Operating LLC, 3.9%, 2/15/2024		346,000	361,783
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	1,977,677
Sabine Pass Liquefaction, 4.2%, 3/15/2028		2,752,000	2,795,292

			$10,318,877
Mortgage-Backed - 2.5%
Fannie Mae, 3.829%, 7/01/2018		$247,787	$251,351
Fannie Mae, 2.578%, 9/25/2018		671,003	673,297
Fannie Mae, 5.1%, 3/01/2019		304,494	314,996
Fannie Mae, 5.18%, 3/01/2019		305,069	316,013
Fannie Mae, 4.57%, 5/01/2019		217,189	224,495
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,979,287	3,272,606
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		12,989,368	14,045,660
Fannie Mae, 5.5%, 1/01/2037		43,367	48,528
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		396,933	452,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		$5,906,556	$6,244,224
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,680,851	4,843,932
Freddie Mac, 3.882%, 11/25/2017		541,538	542,194
Freddie Mac, 2.412%, 8/25/2018		780,825	785,797
Freddie Mac, 5.085%, 3/25/2019		589,000	614,537
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,254,637
Freddie Mac, 3.32%, 7/25/2020		68,561	69,611
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,493,866
Freddie Mac, 3.243%, 4/25/2027		2,081,000	2,149,694
Freddie Mac, 5.5%, 7/01/2037		90,442	100,625
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		3,830,346	4,122,443
Freddie Mac, 5%, 7/01/2041		1,991,528	2,196,472
Freddie Mac, 3.5%, 1/01/2047		3,085,956	3,181,906
Ginnie Mae, 5%, 5/15/2040		630,591	692,945
Ginnie Mae, 3.5%, 6/20/2043		1,806,338	1,884,715

			$51,777,105
Natural Gas - Distribution - 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (z)		$1,037,000	$1,036,025
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,485,000

			$2,521,025
Network & Telecom - 0.5%
AT&T, Inc., 1.8%, 9/04/2026	EUR	300,000	$359,615
AT&T, Inc., 4.9%, 8/14/2037		$2,037,000	2,026,434
AT&T, Inc., 4.25%, 6/01/2043	GBP	500,000	704,962
AT&T, Inc., 4.75%, 5/15/2046		$1,928,000	1,851,399
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	315,000	544,933
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	1,066,385
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	3,508,897
Verizon Communications, Inc., 5.05%, 3/15/2034		395,000	415,620
Verizon Communications, Inc., 4.812%, 3/15/2039		782,000	783,225

			$11,261,470
Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$540,882
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,157,873
Phillips 66, 4.875%, 11/15/2044		750,000	812,758

			$2,511,513
Other Banks & Diversified Financials - 0.5%
Arion Banki, 2.5%, 4/26/2019	EUR	274,000	$336,697
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	760,532
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	311,093
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	941,429
Citizens Bank N.A., 2.55%, 5/13/2021		$848,000	851,028
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	1,001,392
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,065,191
ING Groep N.V., 3.95%, 3/29/2027		$1,026,000	1,074,745
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	815,036
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,526,954
KBC Group N.V., FRN, 2.375%, 11/25/2024	EUR	600,000	742,245
U.S. Bancorp, 0.85%, 6/07/2024	EUR	680,000	803,334

			$10,229,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$534,000	$531,309
Equifax, Inc., 3.3%, 12/15/2022		483,000	497,005

			$1,028,314
Pharmaceuticals - 0.1%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$2,260,011
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		242,000	249,343
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	670,275

			$3,179,629
Real Estate - Apartment - 0.0%
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	500,000	$635,420

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$684,544
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	2,063,702

			$2,748,246
Real Estate - Retail - 0.0%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	$734,923

Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,146,609
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,428,360
Home Depot, Inc., 3%, 4/01/2026		916,000	924,011
Home Depot, Inc., 4.875%, 2/15/2044		500,000	580,506
Kering, 1.25%, 5/10/2026	EUR	600,000	718,176

			$5,797,662
Specialty Chemicals - 0.0%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	525,000	$686,739

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$641,512
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	500,000	703,296

			$1,344,808
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$487,145
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	384,070
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	519,622

			$1,390,837
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	670,000	$811,682
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	516,620
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	440,000	516,934
American Tower Corp., REIT, 4%, 6/01/2025		$1,250,000	1,297,239
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,449,038
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	521,728
SBA Tower Trust, 2.898%, 10/08/2019 (n)		588,000	591,344

			$5,704,585
Telephone Services - 0.1%
Chorus Ltd., 1.125%, 10/18/2023	EUR	600,000	$710,563
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	636,801

			$1,347,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	$872,717
B.A.T. International Finance PLC, 1.25%, 3/13/2027	EUR	600,000	677,258
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	550,000	646,620
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$556,000	587,308
Reynolds American, Inc., 8.125%, 6/23/2019		434,000	483,393
Reynolds American, Inc., 3.25%, 6/12/2020		1,321,000	1,362,761
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	274,183
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	950,695

			$5,854,935
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.125%, 11/04/2021	EUR	800,000	$981,564
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	499,206
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	776,406
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	818,348
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	647,875

			$3,723,399
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$26,976	$28,559
Small Business Administration, 5.21%, 1/01/2026		306,872	327,850
Small Business Administration, 5.31%, 5/01/2027		238,159	254,317
Small Business Administration, 2.22%, 3/01/2033		891,988	882,843

			$1,493,569
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$6,927,000	$8,935,290
U.S. Treasury Bonds, 4.5%, 2/15/2036		7,236,000	9,280,734
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		8,234,600	10,590,791
U.S. Treasury Bonds, 3.625%, 2/15/2044		7,720,000	8,807,130
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	2,983,199

			$40,597,144
Utilities - Electric Power - 1.2%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$528,000	$528,119
CMS Energy Corp., 5.05%, 3/15/2022		631,000	693,534
DTE Electric Co., 3.7%, 3/15/2045		700,000	694,584
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,316,852
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,546,253
EDP Finance B.V., 4.9%, 10/01/2019 (n)		462,000	485,228
EDP Finance B.V., 4.125%, 1/20/2021	EUR	700,000	933,270
EDP Finance B.V., 2%, 4/22/2025	EUR	500,000	605,277
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	341,144
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	392,483
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,156,498
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	649,223
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,740,000	1,854,473
Exelon Corp., 3.497%, 6/01/2022		1,098,000	1,136,899
FirstEnergy Corp., 3.9%, 7/15/2027		492,000	495,905
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	650,225
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,540,000	1,592,727
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,269,000	1,254,210
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	373,361
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	205,182
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	496,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, 2%, 11/15/2021	$1,750,000	$1,714,778
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,000,000	2,066,312

		$24,183,159
Total Bonds		$678,739,452

Preferred Stocks - 0.7%
Automotive - 0.1%
Hyundai Motor Co.	11,605	$1,099,263

Consumer Products - 0.5%
Henkel AG & Co. KGaA	83,930	$11,897,921

Other Banks & Diversified Financials - 0.1%
Itau Unibanco Holding S.A.	88,600	$1,060,353
Total Preferred Stocks		$14,057,537
Issuer/Expiration Date/Strike Price	Par Amount
Put Options Purchased - 0.0%
Markit CDX North America Investment Grade Index - October 2017 @ $70	$110,600,000	$97,047

Money Market Funds - 7.9%
MFS Institutional Money Market Portfolio, 1.08% (v)	164,721,040	$164,721,040
Total Investments		$2,074,990,798

Other Assets, Less Liabilities - 0.6%		12,007,102
Net Assets - 100.0%		$2,086,997,900

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,986,070 representing 3.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Boston Gas Co., 3.15%, 8/01/2027	7/31/17	$1,036,025	$1,036,025
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.226%, 6/15/2028	6/14/16	1,397,235	1,403,202
Cox Communications, Inc., 4.6%, 8/15/2047	7/24/17-7/27/17	1,346,549	1,346,921
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	314,009	357,978
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	743,737	796,436
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	543,917	507,306
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	730,030	769,426
Total Restricted Securities			$6,217,294
% of Net assets			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivativers
AUD	405,000	USD	306,943	Brown Brothers Harriman Co.	8/10/2017	$17,026
AUD	648,000	USD	490,611	Deutsche Bank AG	8/10/2017	27,739
AUD	10,755,000	USD	8,251,326	Merrill Lynch International	8/10/2017	351,853
CAD	4,195,000	USD	3,174,123	Barclays Bank PLC	8/10/2017	191,069
CAD	17,411,220	USD	13,352,937	Citibank N.A.	8/10/2017	614,190
CAD	4,959,000	USD	3,756,062	JPMorgan Chase Bank	8/10/2017	222,004
CAD	101	USD	81	JPMorgan Chase Bank	8/10/2017	0
CAD	1,086,000	USD	817,910	Morgan Stanley Capital Services, Inc.	8/10/2017	53,269
CAD	215,000	USD	159,917	Royal Bank of Scotland	8/10/2017	12,554
CZK	12,895,000	USD	552,820	Barclays Bank PLC	8/10/2017	32,777
DKK	3,264,000	USD	490,637	Deutsche Bank AG	8/10/2017	29,156
EUR	10,033,000	USD	11,585,006	Citibank N.A.	8/10/2017	297,094
EUR	31,610,988	USD	35,778,910	Goldman Sachs International	8/10/2017	1,658,039
EUR	1,558,586	USD	1,758,820	JPMorgan Chase Bank	8/10/2017	87,016
EUR	8,500,114	USD	9,793,194	Morgan Stanley Capital Services, Inc.	10/19/2017	312,158
GBP	111,000	USD	140,696	Brown Brothers Harriman Co.	8/10/2017	5,796
GBP	136,000	USD	176,486	Deutsche Bank AG	8/10/2017	2,999
GBP	539,435	USD	689,405	JPMorgan Chase Bank	8/10/2017	22,513
INR	499,228,000	USD	7,712,825	JPMorgan Chase Bank	8/7/2017	64,460

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivativers – continued
JPY	1,097,989,000	USD	9,812,107	JPMorgan Chase Bank	8/10/2017	$150,832
KRW	10,363,620,000	USD	9,153,928	Barclays Bank PLC	8/14/2017	107,873
KRW	99,026,000	USD	87,537	JPMorgan Chase Bank	8/14/2017	961
MXN	40,995,289	USD	2,221,666	JPMorgan Chase Bank	8/10/2017	78,081
NOK	7,411,801	USD	877,100	Goldman Sachs International	8/10/2017	65,715
NOK	562,000	USD	66,616	UBS AG	8/10/2017	4,873
NZD	6,513,980	USD	4,641,772	JPMorgan Chase Bank	8/10/2017	249,506
NZD	6,555,000	USD	4,660,584	Morgan Stanley Capital Services, Inc.	8/10/2017	261,495
PLN	5,974,803	USD	1,602,817	JPMorgan Chase Bank	8/10/2017	58,796
RUB	50,020,000	USD	826,753	JPMorgan Chase Bank	8/21/2017	6,448
SEK	4,284,000	USD	491,114	Brown Brothers Harriman Co.	8/10/2017	39,733
SEK	98,546,843	USD	11,419,935	Goldman Sachs International	8/10/2017	791,390
SGD	2,287,000	USD	1,659,761	Deutsche Bank AG	8/10/2017	28,051
THB	56,073,750	USD	1,668,862	JPMorgan Chase Bank	9/25/2017	18,277

						$5,863,743

Liability Derivatives
CHF	4,995,000	USD	5,193,441	Deutsche Bank AG	8/10/2017	$(25,104)
ILS	2,402,000	USD	679,824	Barclays Bank PLC	8/10/2017	(5,138)
JPY	5,648,076,373	USD	51,759,567	Goldman Sachs International	8/10/2017	(510,018)
MYR	9,437,863	USD	2,203,306	Barclays Bank PLC	8/28/2017	(1,567)
USD	820,447	GBP	628,000	Barclays Bank PLC	8/10/2017	(8,353)
USD	2,803,165	JPY	315,772,000	Barclays Bank PLC	8/10/2017	(62,089)
USD	1,927,901	GBP	1,482,630	Brown Brothers Harriman Co.	8/10/2017	(28,794)
USD	2,114,571	EUR	1,860,328	Citibank N.A.	8/10/2017	(88,618)
USD	5,335,444	JPY	608,377,000	Citibank N.A.	8/10/2017	(184,851)
USD	964,937	EUR	846,373	Deutsche Bank AG	8/10/2017	(37,424)
USD	979,984	JPY	108,894,000	Deutsche Bank AG	8/10/2017	(8,099)
USD	1,531,683	DKK	10,113,984	Goldman Sachs International	8/10/2017	(78,974)
USD	678,404	EUR	597,235	Goldman Sachs International	8/10/2017	(28,902)
USD	821,594	JPY	91,000,000	Goldman Sachs International	8/10/2017	(4,122)
USD	8,189,324	NZD	11,243,000	Goldman Sachs International	8/10/2017	(252,924)
USD	12,204,613	AUD	16,156,490	JPMorgan Chase Bank	8/10/2017	(719,346)
USD	640,757	EUR	570,957	JPMorgan Chase Bank	8/10/2017	(35,429)
USD	9,314,027	JPY	1,040,151,000	JPMorgan Chase Bank	8/10/2017	(124,101)
USD	21,314,450	CAD	28,698,415	Merrill Lynch International	8/10/2017	(1,707,166)
USD	3,719,786	GBP	2,881,266	Merrill Lynch International	8/10/2017	(82,752)
USD	797,926	EUR	700,000	Morgan Stanley Capital Services, Inc.	8/10/2017	(31,085)
ZAR	13,302,933	USD	1,025,936	JPMorgan Chase Bank	8/10/2017	(18,014)

						$(4,042,870)

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	63	$7,931,109	September - 2017	$(2,708)

At July 31, 2017, the fund had liquid securities with an aggregate value of $81,026 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,231,433,259	$—	$—	$1,231,433,259
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	42,090,714	—	42,090,714
Non-U.S. Sovereign Debt	—	278,550,921	—	278,550,921
U.S. Corporate Bonds	—	171,620,062	—	171,620,062
Residential Mortgage-Backed Securities	—	51,777,107	—	51,777,107
Commercial Mortgage-Backed Securities	—	11,692,672	—	11,692,672
Asset-Backed Securities (including CDOs)	—	29,639,426	—	29,639,426
Foreign Bonds	—	93,465,597	—	93,465,597
Mutual Funds	164,721,040	—	—	164,721,040
Total Investments	$1,396,154,299	$678,836,499	$—	$2,074,990,798

Other Financial Instruments
Futures Contracts – Liabilities	$(2,708)	$—	$—	$(2,708)
Forward Foreign Currency Exchange Contracts – Assets	—	5,863,743	—	5,863,743
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,042,870)	—	(4,042,870)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,414,760 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,702,138,457
Gross unrealized appreciation	390,520,393
Gross unrealized depreciation	(17,668,052)
Net unrealized appreciation (depreciation)	$372,852,341

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	159,501,647	344,131,343	(338,911,950)	164,721,040

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7,971)	$—	$838,526	$164,721,040

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

United States	54.1%
Japan	8.8%
United Kingdom	6.5%
Switzerland	4.8%
France	4.1%
Germany	3.5%
Canada	2.9%
Netherlands	1.9%
Italy	1.6%
Other Countries	11.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2017

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 94.1%
Cable TV - 4.6%
Altice USA, Inc. (a)	1,180,885	$39,488,794
Charter Communications, Inc., “A” (a)	87,544	34,309,369
Comcast Corp., “A”	1,963,937	79,441,252
NOS, SGPS, S.A.	4,613,008	29,379,528

		$182,618,943
Energy - Independent - 1.6%
Enable Midstream Partners LP	679,884	$9,797,128
Targa Resources Corp.	647,426	30,047,041
Western Gas Equity Partners LP	599,600	25,345,092

		$65,189,261
Natural Gas - Distribution - 4.9%
China Resources Gas Group Ltd.	11,024,000	$41,776,822
Infraestructura Energetica Nova S.A.B. de C.V.	1,788,117	10,135,593
Sempra Energy	1,263,362	142,772,540

		$194,684,955
Natural Gas - Pipeline - 15.6%
Cheniere Energy, Inc. (a)	945,687	$42,745,052
Enbridge, Inc.	1,795,896	74,443,076
Energy Transfer Partners LP	3,856,173	79,784,219
Enterprise Products Partners LP	3,329,095	90,551,384
EQT GP Holdings LP	516,529	15,082,647
EQT Midstream Partners LP	734,603	57,100,691
Kinder Morgan, Inc.	1,207,286	24,664,853
Plains All American Pipeline LP	402,629	10,617,327
Plains GP Holdings LP	1,363,867	37,288,124
SemGroup Corp., “A”	487,611	13,189,878
Shell Midstream Partners, LP	667,133	19,066,661
Tallgrass Energy GP LP	944,506	24,509,931
TransCanada Corp.	1,117,857	57,114,490
Williams Cos., Inc.	1,249,894	39,721,631
Williams Partners LP	819,389	33,947,286

		$619,827,250
Telecommunications - Wireless - 6.1%
Advanced Info Service PLC	5,053,600	$28,171,316
American Tower Corp., REIT	643,180	87,684,729
Cellnex Telecom S.A.U.	1,875,788	42,190,599
KDDI Corp.	1,107,900	29,344,351
Millicom International Cellular S.A.	64,822	4,062,515
Mobile TeleSystems PJSC, ADR	3,453,800	29,599,066
Vodafone Group PLC	7,674,376	22,478,769

		$243,531,345
Telephone Services - 7.7%
Bezeq - The Israel Telecommunication Corp. Ltd.	7,831,140	$11,621,643
Com Hem Holding AB	6,894,130	100,758,917
France Telecom	2,107,165	35,471,248
Hellenic Telecommunications Organization S.A.	2,149,627	27,432,173
PT XL Axiata Tbk (a)	88,883,125	22,414,237
Royal KPN N.V. (l)	13,339,362	48,384,043

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
TDC A.S.	5,021,701	$30,974,717
Telefonica Brasil S.A., ADR	590,826	8,791,491
Telesites S.A.B. de C.V. (a)	10,872,500	8,037,191
Verizon Communications, Inc.	225,348	10,906,843

		$304,792,503
Utilities - Electric Power - 52.0%
AES Corp.	5,286,984	$59,108,481
Alupar Investimento S.A., IEU	865,200	5,088,514
Ameren Corp.	650,202	36,476,332
American Electric Power Co., Inc.	1,398,994	98,685,037
Avangrid, Inc.	828,738	37,641,280
Calpine Corp. (a)	5,843,364	84,027,574
China Longyuan Electric Power Group Corp.	31,250,000	22,884,980
Covanta Holding Corp.	1,547,566	23,368,247
DTE Energy Co.	263,845	28,247,246
Duke Energy Corp.	812,207	69,135,060
Dynegy, Inc. (a)(h)	4,389,129	39,414,378
Edison International	614,599	48,356,649
EDP Renovaveis S.A.	19,644,016	157,061,474
Emera, Inc.	547,440	20,373,945
Enel S.p.A	23,069,729	131,743,175
Energias de Portugal S.A.	12,142,688	43,123,542
Engie Brasil Energia S.A.	1,785,700	20,042,490
Exelon Corp.	6,892,521	264,259,255
Great Plains Energy, Inc.	811,035	25,028,540
Iberdrola S.A.	7,968,912	62,865,497
Innogy SE	557,756	23,429,736
NextEra Energy Partners LP	1,293,168	53,304,385
NextEra Energy, Inc.	1,149,798	167,973,990
NRG Energy, Inc.	3,666,891	90,278,856
NRG Yield, Inc., “A”	1,646,810	30,021,346
NRG Yield, Inc., “C”	1,547,500	28,783,500
NTPC Ltd.	3,134,700	8,023,503
PG&E Corp.	1,736,636	117,552,891
PPL Corp.	4,124,550	158,094,002
Public Service Enterprise Group, Inc.	878,485	39,505,470
RWE AG	1,015,149	21,408,880
SSE PLC	2,716,232	49,420,553

		$2,064,728,808
Utilities - Water - 1.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,742,500	$29,506,269
Suez Environnement	1,791,391	32,403,511

		$61,909,780
Total Common Stocks		$3,737,282,845

Convertible Preferred Stocks - 5.4%
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 7.5%	739,211	$29,479,735

Telecommunications - Wireless - 0.6%
American Tower Corp., 5.5%	189,710	$22,708,287

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks - continued
Telephone Services - 0.3%
Frontier Communications Corp., 11.125%	421,807	$10,701,244

Utilities - Electric Power - 3.8%
Dominion Energy, Inc., 6.75%	613,918	$31,297,540
Dynegy, Inc., 7% (h)	176,960	11,405,072
Dynegy, Inc., 5.375% (h)	575,738	17,306,684
Great Plains Energy, Inc., 7%	396,653	22,133,238
NextEra Energy, Inc., 6.123%	824,500	45,809,220
NextEra Energy, Inc., 6.371%	332,281	22,006,971

		$149,958,725
Total Convertible Preferred Stocks		$212,847,991

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	8,477,611	$8,477,611

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 0.9% (j)	13,110,000	$13,110,000
Total Investments		$3,971,718,447

Other Assets, Less Liabilities - 0.0%		49,262
Net Assets - 100.0%		$3,971,767,709

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
CAD	1,136,868	USD	858,866	Barclays Bank PLC	8/10/2017	$53,119
CAD	871,395	USD	657,487	Deutsche Bank AG	8/10/2017	41,538
CAD	1,108,222	USD	838,431	Goldman Sachs International	8/10/2017	50,574
CAD	383,142	USD	294,185	JPMorgan Chase Bank	8/10/2017	13,168
CAD	2,685,950	USD	2,036,920	Morgan Stanley Capital Services	8/10/2017	117,725
EUR	4,855,666	USD	5,458,353	BNP Paribas S.A.	8/10/2017	292,221
EUR	11,777,476	USD	13,497,427	Citibank N.A..	8/10/2017	450,659
EUR	4,364,614	USD	4,955,945	Deutsche Bank AG	8/10/2017	213,074
EUR	2,550,892	USD	2,890,432	JPMorgan Chase Bank	8/10/2017	130,595
EUR	3,137,612	USD	3,539,822	Morgan Stanley Capital Services	8/10/2017	176,057
GBP	1,794,455	USD	2,336,785	BNP Paribas S.A.	8/10/2017	31,440
GBP	5,930,779	USD	7,671,284	Merrill Lynch International	8/10/2017	155,836
GBP	610,559	USD	779,648	UBS AG	8/10/2017	26,136

						$1,752,142

Liability Derivatives
USD	212,336	CAD	282,673	BNP Paribas S.A.	8/10/2017	$(14,421)
USD	9,946,996	EUR	8,825,268	BNP Paribas S.A.	8/10/2017	(504,783)
USD	2,784,483	EUR	2,463,355	Citibank N.A..	8/10/2017	(132,873)
USD	1,174,406	CAD	1,552,601	Deutsche Bank AG	8/10/2017	(71,077)
USD	10,682,766	EUR	9,511,000	Deutsche Bank AG	8/10/2017	(581,128)
USD	4,133,685	CAD	5,560,414	Goldman Sachs International	8/10/2017	(326,831)
USD	93,267	CAD	117,110	HBSC Bank	8/10/2017	(677)
USD	10,998,189	EUR	9,726,455	HBSC Bank	8/10/2017	(520,869)
USD	2,261,306	CAD	3,024,559	JPMorgan Chase Bank	8/10/2017	(164,968)
USD	259,499,395	EUR	229,553,255	JPMorgan Chase Bank	8/10/2017	(12,360,923)
USD	86,369,169	CAD	116,290,040	Merrill Lynch International	8/10/2017	(6,917,675)
USD	59,539,576	GBP	46,118,066	Merrill Lynch International	8/10/2017	(1,324,550)
USD	20,637,968	EUR	18,249,154	Morgan Stanley Capital Services	8/10/2017	(974,537)
USD	102,009,617	EUR	88,540,407	Morgan Stanley Capital Services	10/19/2017	(3,251,558)

						$(27,146,870)

At July 31, 2017, the fund had cash collateral of $21,955,000 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

5

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,660,172,981	$—	$—	$2,660,172,981
Portugal	229,564,544	—	—	229,564,544
Canada	151,931,512	—	—	151,931,512
Italy	131,743,175	—	—	131,743,175
Spain	105,056,096	—	—	105,056,096
Sweden	104,821,431	—	—	104,821,431
United Kingdom	71,899,322	—	—	71,899,322
France	67,874,760	—	—	67,874,760
China	64,661,802	—	—	64,661,802
Other Countries	334,233,897	28,171,316	—	362,405,213
Mutual Funds	21,587,611	—	—	21,587,611
Total Investments	$3,943,547,131	$28,171,316	$—	$3,971,718,447

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,752,142	$—	$1,752,142
Forward Foreign Currency Exchange Contracts – Liabilities	—	(27,146,870)	—	(27,146,870)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $11,405,072 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,437,098,377
Gross unrealized appreciation	823,255,460
Gross unrealized depreciation	(288,635,390)
Net unrealized appreciation (depreciation)	$534,620,070

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,487,367	493,667,332	(606,677,088)	8,477,611

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$236	$—	$415,773	$8,477,611

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,321,005	216,845	(1,396,023)	5,141,827

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$(30,190,267)	$—	$3,243,183	$68,126,134

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

United States	67.5%
Portugal	5.8%
Canada	3.8%
Italy	3.3%
Spain	2.7%
Sweden	2.6%
United Kingdom	1.8%
France	1.7%
China	1.6%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.